GENERAL (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 02, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Losses	$ 849	$ 610	$ 1,725	$ 1,105	$ 2,831	$ 2,884
Cash flow from operating activities			(919)	$ (840)	(1,533)	(1,480)
Accumulated deficit	$ (25,142)		$ (25,142)		$ (22,576)	$ (19,734)	$ 11